Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurement
Summary of Assets and Liabilities Measured on Recurring Basis
	Carrying amount	Fair value	Level 1	Level 3	Gains (losses)

Equity securities	$438,522	$438,522	$438,522	$-	$(421,974)
Debt securities	1,308,028	1,308,028	-	1,308,028	-
Total investments	$1,746,550	$1,746,550	$438,522	$1,308,028	$(421,974)

Contingent consideration – trading price consideration	$1,964	$1,964	$-	$1,964	$572,723
Contingent consideration - other	-	-	-	-	69,430
Total contingent consideration (Note 27)	$1,964	$1,964	$-	$1,964	$642,153

	Carrying amount	Fair value	Level 1	Level 3	Total losses (gains)

Equity securities	$860,496	$860,496	$860,496	$—	$1,299,018
Debt securities	1,048,028	1,048,028	—	1,048,028	(48,028)

Total investments at fair value through profit or loss (Note 8)	$1,908,524	$1,908,524	$860,496	$1,048,028	$1,250,990

Contingent consideration – trading price consideration	$574,687	$574,687	$—	$574,687	$(232,144,559)
Contingent consideration - other	368,444	368,444	368,444	—	2,325,489

Total contingent consideration (Note 32)	$943,131	$943,131	$368,444	$574,687	$(229,819,070)

Schedule Of Non Recurring Fair Value Measurements
	Carrying amount	Fair value	Level 3
Licenses	$9,699,829	$9,699,829	$9,699,829
Brands	$23,624,000	$23,624,000	$23,624,000
Right of use assets - operating	$2,458,703	$2,476,399	$2,476,399

	As at December 31, 2021	As at September 30, 2021
	Carrying amount	Fair value	Level 3
Licenses	$15,835,213	$17,433,794	$17,433,794
Cultivation network	$957,407	$997,207	$997,207